Lease liabilities - Additional information (Details) - EUR (€) € in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Leases liabilities
Additions to right-of-use assets		€ 0.8
Addition to lease liability		€ 0.8
Term of contract	5 years	5 years	10 years
Discount rate percentage	8.06%	8.06%	9.56%